Mortgage Servicing Rights - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 222,400	$ 211,800
Gain (Loss) on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	(183)	18	$ (24)
Loan servicing and ancillary fees	$ 725	$ 718	$ 734